Unaudited Interim Condensed Statements of Changes in Shareholders’ Equity	Ordinary shares JPY (¥) shares	Additional Paid-in Capital JPY (¥)	Accumulated Deficit JPY (¥)	JPY (¥)	USD ($)
Balance at Apr. 30, 2024	¥ 50,000,000	¥ 2,210,480,581	¥ (1,929,755,834)	¥ 330,724,747	$ 2,146,866
Balance (in Shares) at Apr. 30, 2024	15,076,900
Net loss			(110,165,612)	(110,165,612)	(715,129)
Balance at Oct. 31, 2024	¥ 50,000,000	2,210,480,581	(2,039,921,446)	220,559,135	1,431,737
Balance (in Shares) at Oct. 31, 2024	15,076,900
Balance at Apr. 30, 2025	¥ 50,000,000	2,210,480,581	(2,186,452,780)	74,027,801	480,544
Balance (in Shares) at Apr. 30, 2025	15,076,900
Issuance of ordinary shares for cash	¥ 7,389,984	7,389,984		14,779,968	95,943
Issuance of ordinary shares for cash (in Shares)	175,952
Net loss			(149,573,866)	(149,573,866)	(970,943)
Issuance of warrants		653,075,244		653,075,244	4,240,000
Balance at Oct. 31, 2025	¥ 57,389,984	¥ 2,870,945,809	¥ (2,336,026,646)	¥ 592,309,147	$ 3,844,916
Balance (in Shares) at Oct. 31, 2025	15,252,852